Financial Instruments Per Category - Summary of Financial Instruments Per Category (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets in the consolidated statement of financial position
Other non-current receivables	$ 44,378	$ 7,848
Trade receivables	112,951	100,955
Other current receivables	33,820	17,818
Cash and cash equivalents	249,299	82,644	$ 295,572	$ 105,364
Total Assets, Fair value through profit or loss	1,884
Total Assets, At amortized cost	428,365	197,510
Liabilities in the consolidated statement of financial position
Convertible Notes	323,528	0
Liabilities to credit institutions	114,249	2,668
Trade payables	64,368	82,516
Derivatives (part of 'Other current liabilities')		316
Accrued expenses	121,338	123,037
Total Liabilities, Fair value through profit or loss	323,528	316
Total Liabilities, At amortized cost	275,365	225,975
Fair Value through Profit or Loss
Liabilities in the consolidated statement of financial position
Convertible Notes	323,528
Derivatives (part of 'Other current liabilities')		316
At Amortized Cost
Liabilities in the consolidated statement of financial position
Liabilities to credit institutions	120,305	52,590
Trade payables	64,368	82,516
Accrued expenses	90,692	90,869
Fair Value through Profit or Loss
Assets in the consolidated statement of financial position
Derivatives (part of 'other non-current receivables')	1,027
Derivatives (part of 'current receivables')	857
At Amortized Cost
Assets in the consolidated statement of financial position
Other non-current receivables	43,351	7,848
Trade receivables	112,951	100,955
Other current receivables	22,764	6,063
Cash and cash equivalents	$ 249,299	$ 82,644